STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2025
STOCK OPTIONS
Schedule of stock option activity
	Options outstanding
	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding January 1, 2023	6,080,000	$1.76	2.92
Expired	-	-	-
Cancelled	(580,000)	1.33	-
Granted	850,000	0.79	9.93
Outstanding December 31, 2023	6,350,000	$1.67	2.65
Expired		-	-
Cancelled	-	-	-
Granted	-	-	-
Outstanding December 31, 2024	6,350,000	$1.67	1.65
Expired	(5,250,000)	1.74	-
Cancelled	-	-	-
Granted	13,275,000	0.81	9.07
Outstanding December 31, 2025	14,375,000	$0.85	8.90
Options exercisable	13,775,000	$0.85	8.94

Schedule of weighted average assumtion using binomial option pricing model
Description	2025		2024		2023
Share price	$-		$-		$1.30~0.40
Exercise price	$-		$-		$0.30
Risk-free interest rate	-%		-%		2.93~3.57%
Expected volatility	-%		-%		116.39%~119.84%
Expected option life in years	-	Yrs	-	Yrs	10.	Yrs
Expected dividend yield	-		-		-